Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes (Textual)
Provision for income taxes
Valuation allowance	3,601,725	1,607,243
Change in deferred tax asset valuation allowance	1,994,482	702,407
Amount of windfall tax benefit	26,128
Federal net operating loss carryforward	$ 7,088,700
Operating Loss Carryforwards, Expiration Dates	Will expire in 2032.